Nature of Operations and Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2019
Nature Of Operations And Summary Of Significant Accounting Policies [Abstract]
Nature of Operations and Summary of Significant Accounting Policies

Note 1.     Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Ideanomics, Inc. (Nasdaq: IDEX) is a Nevada corporation that primarily operates in the United States and Asia. The Company comprised of (i) our Legacy YOD business with primary operations in the PRC, and (ii) our Wecast Service business, a global financial technology (“Fintech”) advisory and Platform-as-a-Service company with the intent of offering customized services based on best-in-class blockchain, AI and other technologies to mature and emerging businesses across various industries. To do so, we are building a technology ecosystem through license agreements, joint ventures and strategic acquisitions, which we refer to as our “Fintech Ecosystem”. In parallel, through strategic acquisitions, equity investments and joint ventures, we are building a network of businesses, operating across industry verticals which we refer to as our “Industry Ventures”. We believe these industry verticals have significant potential to recognize benefits from blockchain and AI technologies that may, for example, enhance operations, address cost inefficiencies, improve documentation and standardization, unlock asset value and improve customer engagement. Our core business strategy is to promote the use, development and advancement of blockchain- and AI-based technologies, and our positioning in the fintech industry overall, by bringing technology leaders together with industry leaders and creating synergies between the businesses in our expanding Fintech Ecosystem and the businesses in our Industry Ventures.

Various aspects of the development of our Fintech Ecosystem and our Industry Ventures are still in the planning and testing phase and are generally not operational or revenue generating.

Basis of Presentation

In this Form 10-Q, unless the context otherwise requires, the use of the terms "we," "us", "our" and the “Company” refers to Ideanomics, Inc, its consolidated subsidiaries and variable interest entities (“VIEs”).

On April 24, 2018, the Company completed the acquisition of 100% equity ownership in Shanghai Guang Ming Investment Management (“Guang Ming”), a PRC limited liability company. One of the two selling shareholders is a related party, an affiliate of Dr. Wu. Guang Ming holds a special fund management license. The acquisition will help the Company develop a fund management platform. Under Accounting Standard Codification (“ASC”) 805-50-05-5 and ASC 805-50-30-5, the transaction was accounted for as a reorganization of entities under common control, in a manner similar to a pooling of interest, using historical costs. As a result of the reorganization, the net assets of Guang Ming were transferred to the Company, and the accompanying consolidated financial statements as of and for the three months ended March 31, 2018 have been prepared as if the current corporate structure had been in place at the beginning of periods presented in which the common control existed.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statements of the financial position as of March 31, 2019, results of operations for the three months ended March 31, 2019 and 2018, and cash flows for the three months ended March 31, 2019 and 2018, have been made. All significant intercompany transactions and balances are eliminated on consolidation. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

We use the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) have been condensed or omitted. These unaudited consolidated financial statements should be read in conjunction with the Company's audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018 filed with the Securities and Exchange Commission on April 1, 2019 (“2018 Annual Report”).

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, we evaluate our estimates, including those related to the bad debt allowance, variable considerations, fair values of financial instruments, intangible assets (including digital currencies) and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. We base our estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Fair Value Measurements

Accounting standards require the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

•	Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted market prices for identical assets and liabilities in an active market that we have the ability to access.

•	Level 2 - Financial assets and liabilities whose values are based on quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.

•	Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis, and evaluate and adjust the unobservable inputs used in the fair value measurements based on current market conditions and third party information.

Our financial assets and liabilities that are measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, other current liabilities and convertible notes. The fair values of these assets approximate carrying values because of the short-term nature of these instruments. If these instruments were measured at fair value in the financial statements, they would be classified as Level 1 in the fair value hierarchy.

Our financial assets that are measured at fair value on a nonrecurring basis include goodwill and other intangible assets, asset retirement obligations, and adjustment in carrying value of equity securities for which the measurement alternative of cost less impairment plus or minus observable price changes is used. There were no material impairments and no material adjustments to equity securities using the measurement alternative for the three months ended March 31, 2019 and 2018.

Digital Currency

Digital currency consists of GTDollar Coins (“GTB”) received in connection with the services agreement and assets purchase agreement with GT Dollar Pte. Ltd. (“GTD”), our minority shareholder (Note 3 and 13 (b)).

GTB is a type of digital asset that is not a fiat currency and is not backed by hard assets or other financial instruments, and does not represent an investment in GTD or a right to access GTD’s platform. As a result, the value of GTB is determined by the value that various market participants place on GTB through their transactions. GTB holders make or lose money from buying and selling GTB,  and also has the right to access the applications built with GTD Payment Blockchain.

Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital currencies under current GAAP, the Company has determined to account for these currencies as indefinite-lived intangible assets in accordance with ASC 350, Intangibles—Goodwill and Other until further guidance is issued by the FASB.

Indefinite-lived intangible assets are recorded at cost and are not subject to amortization, but shall be tested for impairment annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the asset is impaired. If, at the time of an impairment test, the carrying amount of an intangible asset exceeds its fair value, an impairment loss in an amount equal to the excess is recognized. The fair value of GTB was a Level 2 measurement (see Note 3) based upon the consideration agreed by GTD and the Company with a discount considering volatility, risk and limitations at contract inception.

Reclassifications of a General Nature

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income. Note 2 provides information about our adoption of new accounting standards for leases.